Recoverable taxes - Summary (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Tax Receivables and Payables [Line Items]
IRPJ/CSLL – prepayments and withheld taxes	R$ 905,430	R$ 706,048
PIS/COFINS – on acquisitions of property, plant and equipment (1)	97,023	128,631
PIS/COFINS – operations	597,294	567,872
PIS/COFINS – exclusions from ICMS (2)	288,014	324,819
ICMS – on acquisitions of property, plant and equipment (3)	429,066	472,382
ICMS – operations (4)	1,900,368	1,889,151
Reintegra program (5)	73,791	58,790
Other taxes and contributions	123,718	119,406
Provision for loss on ICMS credits (6)	(1,771,257)	(1,775,113)	R$ (1,581,961)
Tax Assets	2,643,447	2,491,986
Recoverable taxes	1,719,018	1,546,287
Recoverable taxes	R$ 924,429	R$ 945,699